Dec. 31, 2017
Global Atlantic PIMCO Tactical Allocation Portfolio
Global Atlantic PIMCO Tactical Allocation Portfolio

Global Atlantic Portfolios

Global Atlantic American Funds® Managed Risk Portfolio

Global Atlantic Balanced Managed Risk Portfolio

Global Atlantic BlackRock Global Allocation Managed Risk Portfolio

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio

Global Atlantic Growth Managed Risk Portfolio

Global Atlantic Moderate Growth Managed Risk Portfolio

Global Atlantic PIMCO Tactical Allocation Portfolio

Global Atlantic Select Advisor Managed Risk Portfolio

Global Atlantic Wellington Research Managed Risk Portfolio

(each a series of Forethought Variable Insurance Trust)

Class II Shares

Supplement dated December 4, 2018

to the Prospectus dated April 27, 2018, as supplemented June 28, 2018 (the “Prospectus”)

Effective December 6, 2018, under the heading “PORTFOLIO SUMMARY – PRINCIPAL INVESTMENT STRATEGIES,” for Global Atlantic PIMCO Tactical Allocation Portfolio, the last paragraph of the Principal Investment Strategy is deleted in its entirety.

Please retain this Supplement for future reference.